Business Combinations (Details) - Schedule of Purchase Price Allocation - Business Combimations [Member] - USD ($)	1 Months Ended
	Jun. 22, 2022	Mar. 22, 2022	Feb. 09, 2022	Jan. 20, 2022	Mar. 25, 2021
Business Combinations (Details) - Schedule of Purchase Price Allocation [Line Items]
Cash and cash equivalents	$ 38,342	$ 2,187	$ 21,038	$ 12,500	$ 24,276
Other current assets	2,219,318	2,393,558	4,162		32,250
Property, plant and equipment	20,488	2,055,610
Intangible assets	1,593,398	1,592,783
Other non-current assets	203,765	23,566
Current liabilities	(1,681,573)	(4,320,434)	(92,350)	(13,184)	(58,297)
Goodwill	411,862	1,867,009	70,355	685	329,534
Total purchase price	$ 2,805,600	$ 3,614,279	$ 3,205	$ 1	$ 327,763